Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Initial Public Offering

Note 3. Initial Public Offering

On June 22, 2018, the Company sold 15,525,000 Units at a price of $10.00 per Unit in the Initial Public Offering. Each Unit consists of one Class A common stock and one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one Class A share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).

Note 3. Initial Public Offering

On June 22, 2018, the Company sold 15,525,000 Units at a price of $10.00 per Unit in the Initial Public Offering. Each Unit consists of one Class A common stock and one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one Class A share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).